Subsequent Events (Details) - USD ($)	Sep. 03, 2025	Sep. 02, 2025	Aug. 15, 2025	Jul. 24, 2025	Jun. 30, 2025	Feb. 18, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Preferred stock, shares issued
Preferred stock shares par value (in Dollars per share)					$ 0.001		$ 0.001
Forecast [Member]
Subsequent Events [Line Items]
Share conversion		1
Subsequent Event [Member]
Subsequent Events [Line Items]
Divided (in Dollars)			$ 1,110,000
Common stock, shares issued				785,000
Common stock shares par value (in Dollars per share)				$ 1
Aggregate purchase price				16,000,000
Agreed to a fee percentage				5.00%
Aggregate gross proceeds percentage				3.00%
Aggregate gross proceeds (in Dollars)				$ 5,000,000
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Common stock, shares issued					35,299,071		34,536,384
Common stock shares par value (in Dollars per share)					$ 0.001		$ 0.001
Ordinary shares, shares authorized					100,000,000		100,000,000
Class A Ordinary Share [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share conversion		1
Number of share per value (in Dollars per share)		$ 0.001
Convertible voting right		one
Class A Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, shares issued			1,000,000,000	16,000,000
Purchase price per share (in Dollars per share)			$ 0.001
Common stock shares par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary shares, shares authorized			1,000,000,000
Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Common stock, shares issued					5,933,700		5,933,700
Common stock shares par value (in Dollars per share)					$ 0.001		$ 0.001
Ordinary shares, shares authorized					10,000,000		10,000,000
Class B Ordinary Share [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Convertible voting right		(100)
Class B Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, shares issued			50,000,000
Common stock shares par value (in Dollars per share)			$ 0.001
Ordinary shares, shares authorized			50,000,000
Class C Ordinary Share [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Convertible voting right		(50)
Share transfer agreement	2,290,390
Class C Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, shares issued			50,000,000
Common stock shares par value (in Dollars per share)			$ 0.001
Ordinary shares, shares authorized			50,000,000
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock, shares issued			10,000,000
Preferred stock shares par value (in Dollars per share)			$ 0.001
Common Stock [Member] | Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)						$ 0.001
Common Stock [Member] | Class A Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)			$ 0.001
Ordinary shares, shares authorized			900,000,000
Common Stock [Member] | Class B Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)			$ 0.001
Ordinary shares, shares authorized			40,000,000
Common Stock [Member] | Class C Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share)			$ 0.001
Ordinary shares, shares authorized			50,000,000